May 01, 2018
T. Rowe Price Institutional International Bond Fund

Supplement to Prospectus Dated May 1, 2018

On July 25, 2018, the Board of Directors of the T. Rowe Price Institutional International Bond (the “Fund”) approved a plan of reorganization pursuant to which the Fund would be merged into the T. Rowe Price International Bond Fund, and shareholders of the Fund will receive I Class shares of the T. Rowe International Bond Fund of equal value (the “Reorganization”).

The Reorganization is subject to the approval of a majority of the Fund’s shareholders. All Fund shareholders at the close of business on July 31, 2018, the “record date,” will be eligible to vote on the proposed Reorganization. It is anticipated that proxy materials and voting instructions will be mailed to shareholders of record in mid-September, and a special shareholder meeting is expected to be held on October 23, 2018. Detailed information regarding the proposed Reorganization and the T. Rowe Price International Bond Fund and its I Class will be provided in the proxy materials. If the proposal is approved by a majority of the Fund’s shareholders, the Reorganization is expected to close on or around November 16, 2018, at which point Fund shareholders will receive I Class shares of the T. Rowe Price International Bond Fund representing the same total value as their shares of the Fund on the business day immediately preceding the closing. The Reorganization is not a taxable event, but redeeming or exchanging shares of the Fund prior to the Reorganization may be a taxable event depending on your individual tax situation.

Effective immediately, the Fund will no longer charge a 2.00% redemption fee on shares purchased and held for 90 days or less. Accordingly, on page 1, the 2.00% redemption fee referenced in the table entitled “Fees and Expenses of the Fund” is deleted, and on page 42, the 2.00% redemption fee referenced in the table entitled “T. Rowe Price Institutional Funds With Redemption Fees” is deleted with respect to the Institutional International Bond Fund.